VANECK DIGITAL INDIA ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.1%
Capital Goods : 0.7%
IndiaMart InterMesh Ltd. 144A 2,374 $ 62,988
Zen Technologies Ltd. 3,570 57,653
120,641
Commercial & Professional Services : 3.6%
Computer Age Management
Services Ltd. 3,992 169,015
eClerx Services Ltd. 1,384 62,595
Firstsource Solutions Ltd. 21,373 79,185
L&T Technology Services Ltd.
144A 1,625 75,371
Sagility Ltd. * 124,661 59,936
WNS Holdings Ltd. * 3,046 232,318
678,420
Consumer Discretionary Distribution &
Retail : 0.5%
Cartrade Tech Ltd. * 3,265 90,098
Underline
Consumer Durables & Apparel : 3.0%
Dixon Technologies India Ltd. 2,978 547,352
Underline
Consumer Services : 12.0%
Eternal Ltd. * 305,084 1,120,005
MakeMyTrip Ltd. * 3,843 359,705
Swiggy Ltd. * 140,857 670,486
2,150,196
Energy : 8.2%
Reliance Industries Ltd. 144A
(GDR) 24,042 1,468,587
Underline
Financial Services : 9.4%
Angel One Ltd. 4,315 103,524
IIFL Finance Ltd. * 18,862 96,136
Indian Energy Exchange Ltd.
144A 35,258 55,296
Jio Financial Services Ltd. 240,954 794,440
Kfin Technologies Ltd. 6,810 80,557
Multi Commodity Exchange of
India Ltd. 2,017 176,916
One 97 Communications Ltd. * 30,913 391,559
1,698,428
Health Care Equipment & Services : 0.5%
Inventurus Knowledge
Solutions Ltd. * 4,984 81,740
Underline
Number
of Shares Value
Insurance : 3.2%
PB Fintech Ltd. * 30,018 $ 575,748
Underline
Media & Entertainment : 3.3%
Affle 3i Ltd. * 5,107 112,096
Info Edge India Ltd. 32,416 478,241
590,337
Software & Services : 39.0%
Birlasoft Ltd. 11,665 46,425
Coforge Ltd. 21,596 387,374
Cyient Ltd. 5,827 75,229
HCL Technologies Ltd. 61,973 967,487
Hexaware Technologies Ltd. 12,282 92,793
Infosys Ltd. (ADR) 77,184 1,255,784
Intellect Design Arena Ltd. 5,610 61,603
KPIT Technologies Ltd. 13,494 166,944
LTIMindtree Ltd. 144A 5,741 333,921
Mphasis Ltd. 7,062 211,721
Oracle Financial Services
Software Ltd. 1,893 179,226
Persistent Systems Ltd. 8,708 473,872
Tata Consultancy Services Ltd. 34,475 1,122,138
Tata Elxsi Ltd. 2,815 165,765
Tata Technologies Ltd. 12,767 96,297
Tech Mahindra Ltd. 43,462 686,448
Wipro Ltd. (ADR) 228,405 600,705
Zensar Technologies Ltd. 8,251 70,967
6,994,699
Technology Hardware & Equipment : 2.1%
Kaynes Technology India Ltd. * 2,488 197,882
Redington Ltd. 42,267 134,995
Tejas Networks Ltd. 144A 6,560 43,261
376,138
Telecommunication Services : 13.6%
Bharti Airtel Ltd. 69,768 1,475,558
Bharti Hexacom Ltd. 6,052 113,054
HFCL Ltd. 66,357 54,488
Indus Towers Ltd. * 106,443 410,989
Tata Communications Ltd. 9,429 171,390
Vodafone Idea Ltd. * 2,185,687 199,920
2,425,399
Total Common Stocks
(Cost: $15,784,681) 17,797,783
Total Investments: 99.1%
(Cost: $15,784,681) 17,797,783
Other assets less liabilities: 0.9% 156,712
NET ASSETS: 100.0% $ 17,954,495
Definitions:
ADR American Depositary Receipt
GDR Global Depositary Receipt
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,039,424, or 11.4% of net assets.